Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 22 - COMMITMENTS AND CONTINGENCIES

The Bank has entered into multi-year agreements to lease certain of its facilities, as well as equipment under various short-term operating leases. Rent expense under these various agreements amounted to $116,000 in 2011, $140,000 in 2010, and $76,000 in 2009. Future minimum lease payments under long-term operating leases aggregate $171,000 at December 31, 2011 as follows: 2012 through 2013, $52,000 annually; 2014, $47,000; and 2015, $20,000.

In the normal course of business, the Corporation and its subsidiary may be involved in various legal actions, but in the opinion of management and its legal counsel, the ultimate disposition of such matters is not expected to have a material adverse effect on the consolidated financial statements.